Income taxes (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Current taxes
Current taxes	₨ 19,458		₨ 12,858	₨ 6,411
Deferred taxes expense/(benefit)
Deferred taxes expense/(benefit)	(3,272)		2,442	2,319
Tax expense/(benefit), net	16,186	$ 194	15,300	8,730
Domestic [member]
Current taxes
Current taxes	13,874		8,768	4,180
Deferred taxes expense/(benefit)
Deferred taxes expense/(benefit)	968		3,891	2,165
Foreign [member]
Current taxes
Current taxes	5,584		4,090	2,231
Deferred taxes expense/(benefit)
Deferred taxes expense/(benefit)	₨ (4,240)		₨ (1,449)	₨ 154